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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ J. SITLANI         San Diego, California      02/14/08
   -------------------------    ---------------------   -------------
           [Signature]               [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: $6,859,463
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                TITLE                VALUE       SHARES/    SH/  PUT/ INVSTMT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS    CUSIP     (X$1000)     PRN AMT    PRN  CALL DSCRETN    MANAGERS     SOLE     SHARED  NONE
--------------------         ---------  ---------  -----------  --------    ---  ---- -------  ----------- ----------  ------  ----
Prudential Financial, Inc.      COM     744320102  $   707,937   7,608,954  SH         SOLE                 7,608,954
National Semiconductor Corp.    COM     637640103  $   884,167  39,053,327  SH         SOLE                39,053,327
Baxter International Inc.       COM     071813109  $ 1,881,771  32,416,381  SH         SOLE                32,416,381
Sovereign Bancorp Inc.          COM     845905108  $   344,791  30,244,832  SH         SOLE                30,244,832
UnumProvident Corporation       COM     91529Y106  $   848,977  35,686,308  SH         SOLE                35,686,308
The Home Depot, Inc.            COM     437076102  $   691,207  25,657,261  SH         SOLE                25,657,261
The Home Depot, Inc.            COM     437076102  $   142,634   5,294,500  SH         OTHER                5,294,500
Sprint Nextel Corp.             COM     852061100  $   696,899  53,076,834  SH         SOLE                53,076,834
Capital One Financial Corp.     COM     14040H105  $   331,480   7,013,974  SH         SOLE                 7,013,974
SPDR Trust Series 1             COM     78462F103  $   329,600   2,254,289  SH         SOLE                 2,254,289